Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Income Taxes [Abstract]
Reconciliation of income tax expense and social contribution

	2022	2021	2020

Loss before income tax	(338,474)	(76,115)	(20,046)

Income tax at the nominal Brazilian tax rate - 34%	115,082	25,879	6,816

Tax paid on profits of overseas subsidiaries	529	1,486	(492)
Non-deductible expenses	1,756	(1,578)	(2)
Deferred tax not recognized (b)	(147,261)	(20,433)	(6,800)
Effects from entities taxed at different taxation regimes (a)	29,488	2,445	(553)
Share-based payment	1,771	2,642	(612)
Others	7,279	(2,700)	2,255
Total adjustments	(106,438)	(18,138)	(6,204)
Effective tax rate- %	2.6%	10.2%	3.1%

Income tax as reported	8,644	7,741	612

Current income tax	(995)	(327)	(1,291)
Deferred income tax	9,639	8,068	1,903

Deferred tax assets Explanatory

	Balance as of January 1, 2022	Acquired in business combinations	Recognized in profit or loss	Balance as of December 31, 2022

Bonus provision	1,752	—	1,615	3,367
Contingency	5,304	1,531	1,552	8,387
Right of use asset	1,248	—	462	1,710
Impairment of trade receivables	145	—	4,262	4,407
Stock option plan	3,249	—	1,368	4,617
Deferred tax assets	11,698	1,531	9,259	22,488

	Balance as of January 1, 2021	Recognized in profit or loss	Balance as of December 31, 2021

Bonus provision	834	918	1,752
Contingency	2,994	2,310	5,304
Right of use asset	777	471	1,248
Stock option plan	—	3,249	3,249
Impairment of trade receivables	33	112	145
Total	4,638	7,060	11,698

Deferred tax liabilities Explanatory

	Balance as of January 1, 2022	Acquired in business combinations	Recognized in profit or loss	Balance as of December 31, 2022

Effect of changes in foreign exchange rates	(145)	—	(10)	(155)
Net gain or loss on hedge instruments	(455)	—	(1,126)	(1,581)
Acquisition of subsidiaries	(6,429)	(2,152)	1,388	(7,193)
Total	(7,029)	(2,152)	252	(8,929)

	Balance as of January 1, 2021	Acquired in business combinations	Recognized in profit or loss	Balance as of December 31, 2021

Effect of changes in foreign exchange rates	(54)	—	(91)	(145)
Net gain or loss on hedge instruments	(455)	—	—	(455)
Acquisition of subsidiaries	(6,429)	—	—	(6,429)
Total	(6,938)	—	(91)	(7,029)